DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO        TWO WORLD TRADE
CENTER, NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996

DEAR SHAREHOLDER:

Despite two minor stock market corrections, the first in July and the second in October, the six-month period ended December 31, 1996, was favorable for equity investors with the Dow Jones Industrial Average (DJIA) ending at over 6400. The Standard & Poor's 500 Composite Stock Index (S&P 500) and the NASDAQ composite were also strong during the period.

PERFORMANCE

During the period under review, Dean Witter Value-Added Market Series -- Equity Portfolio produced a total return of 7.87 percent, compared to 11.68 percent for the S&P 500. The Fund lagged the capitalization-weighted S&P 500 because, while the Fund invests in substantially all of the stocks represented by the S&P 500, it equally weights all positions. This means that, in comparison to the S&P 500, the Fund emphasizes smaller- to medium-cap companies that have historically outperformed larger-caps over long time periods. However, during the six-month period under review, large-cap and technology stocks, both areas in which the Fund is under-weighted relative to the S&P 500, were market leaders. For the calendar year 1996, the Fund provided a total return of 17.07 percent and over the long-term, since inception on November 30, 1987, the Fund returned 248.99 percent, for an annualized total return of 14.75 percent.

Historically, the Fund has registered strong relative gains during periods of small-cap out-performance, such as the period from 1991 through 1993. However, in 1995 and 1996 the Fund experienced relative under-performance when large-cap multi-nationals led the market.

LOOKING AHEAD

Going forward, we believe that the tide may again turn in favor of smaller-cap companies as many relative valuation measures, such as price-to-book, dividend yield and price-to-earnings, indicate that small-cap issues are undervalued compared to large-caps. In addition, the

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996, CONTINUED

expected continued strong dollar will reduce the relative earnings growth of large multi-nationals vis-a-vis small companies. Also, we expect the fundamental outlook to be one of moderate economic growth as well as moderate inflation. Given such a scenario, the Federal Reserve Board is not likely to raise interest rates, which bodes well for the equity markets overall in 1997.

We appreciate your support of Dean Witter Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             COMMON STOCKS (97.4%)
             AEROSPACE & DEFENSE (1.6%)
    22,000   Boeing Co.........................  $       2,340,250
    30,000   General Dynamics Corp.............          2,115,000
    24,000   Lockheed Martin Corp..............          2,196,000
    35,600   McDonnell Douglas Corp............          2,278,400
    27,000   Northrop Grumman Corp.............          2,234,250
    46,000   Raytheon Co.......................          2,213,750
    36,500   Rockwell International Corp.*.....          2,221,937
    32,000   United Technologies Corp..........          2,112,000
                                                 -----------------
                                                        17,711,587
                                                 -----------------
             AGRICULTURE RELATED (0.2%)
    32,500   Pioneer Hi-Bred International,
               Inc.............................          2,275,000
                                                 -----------------
             AIRLINES (0.8%)
    24,000   AMR Corp.*........................          2,115,000
    30,500   Delta Air Lines, Inc..............          2,161,687
    95,000   Southwest Airlines Co.............          2,101,875
    96,500   USAir Group, Inc.*................          2,255,687
                                                 -----------------
                                                         8,634,249
                                                 -----------------
             ALUMINUM (0.6%)
    65,000   Alcan Aluminum Ltd. (Canada)......          2,185,625
    34,500   Aluminum Co. of America...........          2,199,375
    36,500   Reynolds Metals Co................          2,057,687
                                                 -----------------
                                                         6,442,687
                                                 -----------------
             AUTO PARTS - AFTER MARKET (1.0%)
   108,000   Cooper Tire & Rubber Co...........          2,133,000
    71,000   Echlin, Inc.......................          2,245,375
    45,000   Genuine Parts Co..................          2,002,500
    44,000   Goodyear Tire & Rubber Co.........          2,260,500
    41,000   TRW, Inc..........................          2,029,500
                                                 -----------------
                                                        10,670,875
                                                 -----------------
             AUTOMOBILES (0.6%)
    69,000   Chrysler Corp.....................          2,277,000
    64,000   Ford Motor Co.....................          2,040,000
    41,500   General Motors Corp...............          2,313,625
                                                 -----------------
                                                         6,630,625
                                                 -----------------
             BANKS - MONEY CENTER (1.2%)
    23,000   BankAmerica Corp..................          2,294,250
    26,000   Bankers Trust New York Corp.......          2,242,500
    25,500   Chase Manhattan Corp..............          2,275,875
    22,000   Citicorp..........................          2,266,000
    41,500   First Chicago NBD Corp............          2,230,625
    23,500   Morgan (J.P.) & Co., Inc..........          2,294,187
                                                 -----------------
                                                        13,603,437
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             BANKS - REGIONAL (4.4%)
    51,500   Banc One Corp.....................  $       2,214,500
    34,500   Bank of Boston Corp...............          2,216,625
    66,000   Bank of New York Co., Inc.........          2,227,500
    56,000   Barnett Banks, Inc................          2,303,000
    38,000   Boatmen's Bancshares, Inc.........          2,446,250
    41,500   Comerica, Inc.....................          2,173,562
    44,000   Corestates Financial Corp.........          2,282,500
    32,000   Fifth Third Bancorp...............          2,008,000
    31,000   First Bank System, Inc............          2,115,750
    30,500   First Union Corp..................          2,257,000
    44,000   Fleet Financial Group, Inc........          2,194,500
    44,500   KeyCorp...........................          2,247,250
    32,000   Mellon Bank Corp..................          2,272,000
    50,000   National City Corp................          2,243,750
    23,500   NationsBank Corp..................          2,297,125
    51,000   Norwest Corp......................          2,218,500
    59,000   PNC Bank Corp.....................          2,219,875
    27,500   Republic New York Corp............          2,244,687
    45,500   SunTrust Banks, Inc...............          2,240,875
    49,500   U.S. Bancorp......................          2,221,312
    40,000   Wachovia Corp.....................          2,260,000
     8,000   Wells Fargo & Co..................          2,158,000
                                                 -----------------
                                                        49,062,561
                                                 -----------------
             BEVERAGES - ALCOHOLIC (0.7%)
    51,000   Anheuser-Busch Companies, Inc.....          2,040,000
    48,000   Brown-Forman Corp. (Class B)......          2,196,000
   110,000   Coors (Adolph) Co.................          2,090,000
    52,200   Seagram Co. Ltd. (Canada).........          2,022,750
                                                 -----------------
                                                         8,348,750
                                                 -----------------
             BEVERAGES - SOFT DRINKS (0.6%)
    39,000   Coca Cola Co......................          2,052,375
    74,500   Pepsi Co. Inc.....................          2,179,125
    89,500   Whitman Corp......................          2,047,312
                                                 -----------------
                                                         6,278,812
                                                 -----------------
             BIOTECHNOLOGY (0.2%)
    37,000   Amgen Inc.*.......................          2,011,875
                                                 -----------------
             BROADCAST MEDIA (0.6%)
   127,000   Comcast Corp. (Class A Special)...          2,254,250
   159,000   Tele-Communications, Inc. (Class
               A)*.............................          2,067,000
   120,000   U.S. West Media Group*............          2,220,000
                                                 -----------------
                                                         6,541,250
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             BUILDING MATERIALS (0.6%)
    61,000   Masco Corp........................  $       2,196,000
    52,000   Owens-Corning Fiberglas Corp......          2,216,500
    40,000   Sherwin-Williams Co...............          2,240,000
                                                 -----------------
                                                         6,652,500
                                                 -----------------
             BUSINESS SERVICES (0.2%)
    63,000   Cognizant Corp.*..................          2,079,000
                                                 -----------------
             CHEMICALS (2.4%)
    32,000   Air Products & Chemicals, Inc.....          2,212,000
    26,000   Dow Chemical Co...................          2,037,750
    23,500   Du Pont (E.I.) de Nemours & Co....          2,217,812
    38,000   Eastman Chemical Co...............          2,099,500
    54,000   Goodrich (B.F.) Co................          2,187,000
    50,500   Hercules, Inc.....................          2,184,125
    48,000   Mallinckrodt Group, Inc...........          2,118,000
    59,000   Monsanto Co.......................          2,293,625
    38,500   PPG Industries, Inc...............          2,160,812
    48,500   Praxair, Inc......................          2,237,062
    29,000   Rohm & Haas Co....................          2,367,125
    52,500   Union Carbide Corp................          2,145,937
                                                 -----------------
                                                        26,260,748
                                                 -----------------
             CHEMICALS - DIVERSIFIED (0.6%)
    65,000   Avery Dennison Corp...............          2,299,375
   106,000   Engelhard Corp....................          2,027,250
    29,000   FMC Corp.*........................          2,033,625
                                                 -----------------
                                                         6,360,250
                                                 -----------------
             CHEMICALS - SPECIALTY (1.1%)
    42,000   Grace (W. R.) & Co................          2,173,500
    45,500   Great Lakes Chemical Corp.........          2,127,125
    45,000   International Flavors & Fragrances
               Inc.............................          2,025,000
    53,000   Morton International, Inc.........          2,159,750
    58,000   Nalco Chemical Co.................          2,095,250
    33,500   Sigma-Aldrich Corp................          2,089,562
                                                 -----------------
                                                        12,670,187
                                                 -----------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (2.2%)
    30,000   3Com Corp.*.......................          2,197,500
    40,500   Andrew Corp.*.....................          2,146,500
   105,000   Bay Networks, Inc.*...............          2,191,875
    64,000   Cabletron Systems, Inc.*..........          2,128,000
    34,500   Cisco Systems, Inc.*..............          2,195,062
   119,000   DSC Communications Corp.*.........          2,127,125
   101,500   General Instrument Corp.*.........          2,194,937
    32,000   Harris Corp.......................          2,196,000

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    37,000   Northern Telecom Ltd. (Canada)....  $       2,289,375
   135,000   Scientific-Atlanta, Inc...........          2,025,000
    60,000   Tellabs, Inc.*....................          2,257,500
                                                 -----------------
                                                        23,948,874
                                                 -----------------
             COMPUTER EQUIPMENT (0.2%)
    39,000   Dell Computer Corp.*..............          2,071,875
                                                 -----------------
             COMPUTER SOFTWARE & SERVICES (2.1%)
    85,000   Autodesk, Inc.....................          2,380,000
    49,000   Automatic Data Processing, Inc....          2,100,875
    55,000   Ceridian Corp.*...................          2,227,500
    43,000   Computer Associates International,
               Inc.............................          2,139,250
    27,000   Computer Sciences Corp.*..........          2,217,375
    57,000   First Data Corp...................          2,080,500
    28,000   Microsoft Corp.*..................          2,313,500
   217,000   Novell, Inc.*.....................          2,047,937
    50,000   Oracle Corp.......................          2,081,250
    58,000   Seagate Technology, Inc.*.........          2,291,000
    42,000   Shared Medical Systems Corp.......          2,063,250
                                                 -----------------
                                                        23,942,437
                                                 -----------------
             COMPUTERS - SYSTEMS (2.5%)
   184,500   Amdahl Corp.*.....................          2,237,062
    90,000   Apple Computer, Inc.*.............          1,867,500
    31,500   COMPAQ Computer Corp.*............          2,338,875
   151,000   Data General Corp.*...............          2,189,500
    56,000   Digital Equipment Corp.*..........          2,037,000
    69,000   EMC Corp.*........................          2,285,625
    41,000   Hewlett-Packard Co................          2,060,250
   193,000   Intergraph Corp.*.................          1,978,250
    15,000   International Business Machines
               Corp............................          2,265,000
    92,000   Silicon Graphics, Inc.*...........          2,346,000
    74,000   Sun Microsystems, Inc.*...........          1,896,250
   171,000   Tandem Computers Inc.*............          2,351,250
   312,000   Unisys Corp.*.....................          2,106,000
                                                 -----------------
                                                        27,958,562
                                                 -----------------
             CONGLOMERATES (0.2%)
    23,300   Textron Inc.......................          2,196,025
                                                 -----------------
             CONSUMER - NONCYCLICAL (0.4%)
    72,500   American Greetings Corp. (Class
               A)..............................          2,057,187
    99,000   Jostens, Inc......................          2,091,375
                                                 -----------------
                                                         4,148,562
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             CONTAINERS - METAL & GLASS (0.4%)
    87,000   Ball Corp.........................  $       2,262,000
    43,000   Crown Cork & Seal Co., Inc........          2,338,125
                                                 -----------------
                                                         4,600,125
                                                 -----------------
             CONTAINERS - PAPER (0.6%)
    56,500   Bemis Company, Inc................          2,083,437
   136,500   Stone Container Corp..............          2,030,437
    38,500   Temple-Inland Inc.................          2,083,812
                                                 -----------------
                                                         6,197,686
                                                 -----------------
             COSMETICS (0.6%)
    43,000   Alberto-Culver Co. (Class B)......          2,064,000
    40,000   Avon Products, Inc................          2,285,000
    30,500   Gillette Co.......................          2,371,375
                                                 -----------------
                                                         6,720,375
                                                 -----------------
             DISTRIBUTORS - CONSUMER PRODUCTS (0.5%)
   124,000   Fleming Cos., Inc.................          2,139,000
    71,000   SuperValu Stores, Inc.............          2,014,625
    62,000   Sysco Corp........................          2,022,750
                                                 -----------------
                                                         6,176,375
                                                 -----------------
             ELECTRICAL EQUIPMENT (1.7%)
    54,500   AMP, Inc..........................          2,091,437
    20,500   Emerson Electric Co...............          1,983,375
    21,500   General Electric Co...............          2,125,812
    49,000   General Signal Corp...............          2,094,750
    27,500   Grainger (W.W.), Inc..............          2,206,875
    34,000   Honeywell, Inc....................          2,235,500
    27,000   Raychem Corp......................          2,163,375
    47,000   Thomas & Betts Corp...............          2,085,625
   110,000   Westinghouse Electric Corp........          2,186,250
                                                 -----------------
                                                        19,172,999
                                                 -----------------
             ELECTRONICS - INSTRUMENTATION (0.6%)
   110,000   EG & G, Inc.......................          2,213,750
    36,000   Perkin-Elmer Corp.................          2,119,500
    45,000   Tektronix, Inc....................          2,306,250
                                                 -----------------
                                                         6,639,500
                                                 -----------------
             ELECTRONICS - SEMICONDUCTORS (1.7%)
    90,000   Advanced Micro Devices, Inc.*.....          2,317,500
    66,000   Applied Materials, Inc.*..........          2,367,750
    17,500   Intel Corp........................          2,290,312
    85,000   LSI Logic Corp.*..................          2,273,750
    75,000   Micron Technology, Inc............          2,184,375
    38,000   Motorola, Inc.....................          2,332,250
    95,000   National Semiconductor Corp.*.....          2,315,625

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    36,500   Texas Instruments Inc.............  $       2,326,875
                                                 -----------------
                                                        18,408,437
                                                 -----------------
             ENGINEERING & CONSTRUCTION (0.4%)
    34,500   Fluor Corp........................          2,164,875
    57,000   Foster Wheeler Corp...............          2,116,125
                                                 -----------------
                                                         4,281,000
                                                 -----------------
             ENTERTAINMENT (0.8%)
    55,000   King World Productions Inc.*......          2,028,125
    57,000   Time Warner, Inc..................          2,137,500
    61,000   Viacom, Inc. (Class B)*...........          2,127,375
    32,999   Walt Disney Co....................          2,297,555
                                                 -----------------
                                                         8,590,555
                                                 -----------------
             FINANCIAL - MISCELLANEOUS (1.4%)
    41,500   American Express Co...............          2,344,750
    52,000   American General Corp.............          2,125,500
    20,500   Federal Home Loan Mortgage
               Corp............................          2,257,562
    58,000   Federal National Mortgage
               Assoc...........................          2,160,500
    54,000   Green Tree Financial Corp.........          2,085,750
    55,000   MBNA Corp.........................          2,282,500
    27,000   MGIC Investment Corp..............          2,052,000
                                                 -----------------
                                                        15,308,562
                                                 -----------------
             FOODS (2.5%)
   103,000   Archer-Daniels-Midland Co.........          2,266,000
    27,000   Campbell Soup Co..................          2,166,750
    43,800   ConAgra, Inc......................          2,179,050
    28,000   CPC International Inc.............          2,170,000
    32,500   General Mills, Inc................          2,059,687
    58,000   Heinz (H.J.) Co...................          2,073,500
    46,500   Hershey Foods Corp................          2,034,375
    31,500   Kellogg Co........................          2,067,187
    54,000   Quaker Oats Company (The).........          2,058,750
    29,000   Ralston-Ralston Purina Group......          2,127,875
    57,000   Sara Lee Corp.....................          2,123,250
    13,500   Unilever NV (ADR) (Netherlands)...          2,365,875
    36,500   Wrigley (Wm.) Jr. Co. (Class A)...          2,053,125
                                                 -----------------
                                                        27,745,424
                                                 -----------------
             GOLD MINING (1.3%)
    76,000   Barrick Gold Corp. (Canada).......          2,185,000
   300,000   Battle Mountain Gold Co...........          2,062,500
   317,000   Echo Bay Mines Ltd. (Canada)......          2,100,125

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
   145,000   Homestake Mining Co...............  $       2,066,250
    47,000   Newmont Mining Corp...............          2,103,250
    94,000   Placer Dome Inc. (Canada).........          2,044,500
   154,000   Santa Fe Pacific Gold Corp........          2,367,750
                                                 -----------------
                                                        14,929,375
                                                 -----------------
             HARDWARE & TOOLS (0.5%)
    68,000   Black & Decker Corp...............          2,048,500
    57,000   Snap-On, Inc......................          2,030,625
    77,000   Stanley Works.....................          2,079,000
                                                 -----------------
                                                         6,158,125
                                                 -----------------
             HEALTHCARE - DIVERSIFIED (1.2%)
    42,500   Abbott Laboratories...............          2,156,875
    65,000   Allergan, Inc.....................          2,315,625
    36,000   American Home Products Corp.......          2,110,500
    20,500   Bristol-Myers Squibb Co...........          2,229,375
    41,000   Johnson & Johnson.................          2,039,750
    30,000   Warner-Lambert Co.................          2,250,000
                                                 -----------------
                                                        13,102,125
                                                 -----------------
             HEALTHCARE - DRUGS (1.0%)
    31,000   Lilly (Eli) & Co..................          2,263,000
    28,000   Merck & Co., Inc..................          2,219,000
    26,400   Pfizer, Inc.......................          2,187,900
    55,000   Pharmacia & Upjohn, Inc...........          2,179,375
    32,000   Schering-Plough Corp..............          2,072,000
                                                 -----------------
                                                        10,921,275
                                                 -----------------
             HEALTHCARE - MISCELLANEOUS (0.4%)
   175,000   Beverly Enterprises, Inc.*........          2,231,250
    77,500   Manor Care, Inc...................          2,092,500
                                                 -----------------
                                                         4,323,750
                                                 -----------------
             HEALTHCARE HMOS (0.4%)
   104,000   Humana, Inc.*.....................          1,989,000
    49,000   United Healthcare Corp............          2,205,000
                                                 -----------------
                                                         4,194,000
                                                 -----------------
             HEALTHCARE SERVICES (0.2%)
    78,000   Alza Corp.*.......................          2,018,250
                                                 -----------------
             HEAVY DUTY TRUCKS & PARTS (1.2%)
    49,000   Cummins Engine Co., Inc...........          2,254,000
    67,000   Dana Corp.........................          2,185,875
    32,000   Eaton Corp........................          2,232,000
    87,000   ITT Industries, Inc...............          2,131,500
   220,000   Navistar International Corp.*.....          2,007,500
    34,000   PACCAR, Inc.......................          2,303,500
                                                 -----------------
                                                        13,114,375
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             HOME BUILDING (0.6%)
    63,000   Centex Corp.......................  $       2,370,375
   163,000   Kaufman & Broad Home Corp.........          2,098,625
    75,000   Pulte Corp........................          2,306,250
                                                 -----------------
                                                         6,775,250
                                                 -----------------
             HOSPITAL MANAGEMENT (0.5%)
    55,000   Columbia/HCA Healthcare Corp......          2,241,250
    96,000   Tenet Healthcare Corp.*...........          2,100,000
    76,000   Transitional Hospitals Corp.*.....            731,500
                                                 -----------------
                                                         5,072,750
                                                 -----------------
             HOTELS/MOTELS (1.0%)
   109,000   Harrah's Entertainment, Inc.*.....          2,166,375
    38,000   HFS Inc.*.........................          2,270,500
    89,000   Hilton Hotels Corp................          2,325,125
    49,000   ITT Corp.*........................          2,125,375
    38,000   Marriot International, Inc........          2,099,500
                                                 -----------------
                                                        10,986,875
                                                 -----------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
    33,500   Armstrong World Industries Inc....          2,328,250
   110,000   Maytag Corp.......................          2,172,500
                                                 -----------------
                                                         4,500,750
                                                 -----------------
             HOUSEHOLD PRODUCTS (0.8%)
    21,500   Clorox Co.........................          2,158,063
    22,500   Colgate-Palmolive Co..............          2,075,625
    23,000   Kimberly Clark Corp...............          2,190,750
    19,000   Procter & Gamble Co...............          2,042,500
                                                 -----------------
                                                         8,466,938
                                                 -----------------
             HOUSEWARES (0.6%)
    64,500   Newell Co.........................          2,031,750
    89,000   Rubbermaid, Inc...................          2,024,750
    43,000   Tupperware Corp...................          2,305,875
                                                 -----------------
                                                         6,362,375
                                                 -----------------
             INSURANCE (1.0%)
    29,000   Aetna Inc.........................          2,320,000
    36,500   Jefferson-Pilot Corp..............          2,066,813
    42,500   Lincoln National Corp.............          2,231,250
    20,000   MBIA Inc..........................          2,025,000
    27,800   Transamerica Corp.................          2,196,200
                                                 -----------------
                                                        10,839,263
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             INSURANCE BROKERS (0.6%)
   122,000   Alexander & Alexander Services,
               Inc.............................  $       2,119,750
    36,000   Aon Corp..........................          2,236,500
    20,500   Marsh & McLennan Cos., Inc........          2,132,000
                                                 -----------------
                                                         6,488,250
                                                 -----------------
             INVESTMENT BANKING/BROKERAGE (1.0%)
    35,000   Dean Witter, Discover & Co. (Note
               4)..............................          2,318,750
    27,500   Merrill Lynch & Co., Inc..........          2,241,250
    39,000   Morgan Stanley Group, Inc.........          2,227,875
    44,000   Salomon, Inc......................          2,073,500
    51,000   Travelers Group, Inc..............          2,314,125
                                                 -----------------
                                                        11,175,500
                                                 -----------------
             LEISURE TIME (0.2%)
    87,000   Brunswick Corp....................          2,088,000
                                                 -----------------
             LIFE INSURANCE (0.6%)
    43,000   Torchmark Corp....................          2,171,500
    32,000   UNUM Corp.........................          2,312,000
    65,300   USLife Corp.......................          2,171,225
                                                 -----------------
                                                         6,654,725
                                                 -----------------
             MACHINE TOOLS (0.4%)
   107,000   Cincinnati Milacron, Inc..........          2,340,625
   159,000   Giddings & Lewis, Inc.............          2,047,125
                                                 -----------------
                                                         4,387,750
                                                 -----------------
             MACHINERY - DIVERSIFIED (2.0%)
    50,000   Briggs & Stratton Corp............          2,200,000
    39,000   Case Corp.........................          2,125,500
    28,000   Caterpillar, Inc..................          2,107,000
    53,000   Cooper Industries, Inc............          2,232,625
    51,500   Deere & Co........................          2,092,188
    49,000   Harnischfeger Industries, Inc.....          2,358,125
    46,000   Ingersoll-Rand Co.................          2,047,000
    25,500   Johnson Controls, Inc.............          2,113,313
    42,500   Nacco Industries, Inc. (Class
               A)..............................          2,273,750
    48,500   Timken Co.........................          2,224,938
                                                 -----------------
                                                        21,774,439
                                                 -----------------
             MANUFACTURED HOUSING (0.2%)
    75,500   Fleetwood Enterprises, Inc........          2,076,250
                                                 -----------------
             MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (0.2%)
    49,000   Whirlpool Corp....................          2,284,625
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             MANUFACTURING - DIVERSIFIED (2.5%)
    31,500   AlliedSignal, Inc.................  $       2,110,500
    51,000   Corning, Inc......................          2,358,750
    75,000   Crane Co..........................          2,175,000
    40,500   Dover Corp........................          2,035,125
    26,000   Illinois Tool Works Inc...........          2,076,750
    56,000   Millipore Corp....................          2,317,000
    26,000   Minnesota Mining & Manufacturing
               Co..............................          2,154,750
    55,000   National Service Industries,
               Inc.............................          2,055,625
    80,000   Pall Corp.........................          2,040,000
    53,000   Parker-Hannifin Corp..............          2,053,750
    48,000   Tenneco, Inc......................          2,166,000
    65,500   Trinova Corp......................          2,382,563
    44,000   Tyco International Ltd............          2,326,500
                                                 -----------------
                                                        28,252,313
                                                 -----------------
             MEDICAL PRODUCTS & SUPPLIES (1.9%)
    76,000   Bard (C.R.), Inc..................          2,128,000
    57,000   Bausch & Lomb, Inc................          1,995,000
    52,000   Baxter International, Inc.........          2,132,000
    47,500   Becton, Dickinson & Co............          2,060,313
   139,000   Biomet, Inc.......................          2,102,375
    37,000   Boston Scientific Corp.*..........          2,220,000
    36,000   Guidant Corp......................          2,052,000
    32,500   Medtronic, Inc....................          2,210,000
    52,500   St. Jude Medical, Inc.*...........          2,237,813
    54,000   United States Surgical Corp.......          2,126,250
                                                 -----------------
                                                        21,263,751
                                                 -----------------
             METALS & MINING (0.2%)
    82,000   ASARCO, Inc.......................          2,039,750
                                                 -----------------
             METALS - MISCELLANEOUS (0.7%)
    87,000   Cyprus Amax Minerals Co...........          2,033,625
    67,500   Freeport-McMoran Copper & Gold,
               Inc. (Class B)..................          2,016,563
    66,000   Inco Ltd. (Canada)................          2,103,750
    32,000   Phelps Dodge Corp.................          2,160,000
                                                 -----------------
                                                         8,313,938
                                                 -----------------
             MULTI-LINE INSURANCE (0.8%)
    20,000   American International Group,
               Inc.............................          2,165,000
    16,800   CIGNA Corp........................          2,295,300
    34,000   ITT Hartford Group, Inc...........          2,295,000
    44,500   Providian Corp....................          2,286,188
                                                 -----------------
                                                         9,041,488
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
             OFFICE EQUIPMENT & SUPPLIES (0.7%)
    43,000   Alco Standard Corp........  $   2,219,875
   100,000   Moore Corp. Ltd.
               (Canada)................      2,037,500
    37,000   Pitney Bowes, Inc.........      2,016,500
    40,000   Xerox Corp................      2,105,000
                                         -------------
                                             8,378,875
                                         -------------
             OIL & GAS (0.2%)
    70,500   Union Pacific Resources
               Group, Inc..............      2,062,125
                                         -------------
             OIL & GAS DRILLING (0.4%)
    42,500   Helmerich & Payne, Inc....      2,215,313
   100,000   Rowan Companies, Inc.*....      2,262,500
                                         -------------
                                             4,477,813
                                         -------------
             OIL - DOMESTIC INTEGRATED (2.1%)
    37,000   Amerada Hess Corp.........      2,141,375
    48,000   Ashland, Inc..............      2,106,000
    15,500   Atlantic Richfield Co.....      2,053,750
    31,500   Kerr-McGee Corp...........      2,268,000
    37,500   Louisiana Land &
               Exploration Co..........      2,010,938
    87,000   Occidental Petroleum
               Corp....................      2,033,625
    39,500   Pennzoil Co...............      2,231,750
    48,000   Phillips Petroleum Co.....      2,124,000
    85,000   Sun Co., Inc..............      2,071,875
    56,500   Unocal Corp...............      2,295,313
    90,000   USX-Marathon Group........      2,148,750
                                         -------------
                                            23,485,376
                                         -------------
             OIL - EXPLORATION & PRODUCTION (0.6%)
    43,500   Burlington Resources,
               Inc.....................      2,191,313
    96,000   Oryx Energy Co.*..........      2,376,000
   155,000   Santa Fe Energy Resources,
               Inc.*...................      2,150,625
                                         -------------
                                             6,717,938
                                         -------------
             OIL - INTERNATIONAL INTEGRATED (1.1%)
    26,000   Amoco Corp................      2,093,000
    31,000   Chevron Corp..............      2,015,000
    22,000   Exxon Corp................      2,156,000
    17,000   Mobil Corp................      2,078,250
    12,000   Royal Dutch Petroleum Co.
               (Netherlands)...........      2,049,000
    21,000   Texaco, Inc...............      2,060,625
                                         -------------
                                            12,451,875
                                         -------------
             OIL WELL EQUIPMENT & SERVICE (1.1%)
    60,000   Baker Hughes, Inc.........      2,070,000
    66,000   Dresser Industries,
               Inc.....................      2,046,000
    36,000   Halliburton Co............      2,169,000

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   124,000   McDermott International,
               Inc.....................  $   2,061,500
    22,000   Schlumberger, Ltd.........      2,197,250
    31,000   Western Atlas, Inc.*......      2,197,125
                                         -------------
                                            12,740,875
                                         -------------
             PAPER & FOREST PRODUCTS (2.3%)
    68,000   Boise Cascade Corp........      2,159,000
    48,000   Champion International
               Corp....................      2,076,000
    29,000   Georgia-Pacific Corp......      2,088,000
    53,000   International Paper Co....      2,139,875
    68,000   James River Corp. of
               Virginia................      2,252,500
    99,000   Louisiana-Pacific Corp....      2,091,375
    37,000   Mead Corp.................      2,150,625
    50,000   Potlatch Corp.............      2,150,000
    42,000   Union Camp Corp...........      2,005,500
    72,500   Westvaco Corp.............      2,084,375
    46,000   Weyerhaeuser Co...........      2,179,250
    32,000   Willamette Industries,
               Inc.....................      2,224,000
                                         -------------
                                            25,600,500
                                         -------------
             PERSONAL LOANS (0.4%)
    32,500   Beneficial Corp...........      2,059,688
    25,500   Household International,
               Inc.....................      2,352,375
                                         -------------
                                             4,412,063
                                         -------------
             PHOTOGRAPHY/IMAGING (0.4%)
    26,000   Eastman Kodak Co..........      2,086,500
    48,000   Polaroid Corp.............      2,088,000
                                         -------------
                                             4,174,500
                                         -------------
             POLLUTION CONTROL (0.6%)
    83,500   Browning-Ferris
               Industries, Inc.........      2,191,875
   190,000   Laidlaw Inc. (Class B)
               (Canada)................      2,185,000
    61,000   WMX Technologies, Inc.....      1,990,125
                                         -------------
                                             6,367,000
                                         -------------
             PROPERTY - CASUALTY INSURANCE (1.4%)
    39,500   Allstate Corp.............      2,286,063
    42,000   Chubb Corp................      2,257,500
    13,000   General Re Corp...........      2,050,750
    25,000   Loews Corp................      2,356,250
    56,000   SAFECO Corp...............      2,198,000
    35,000   St. Paul Companies,
               Inc.....................      2,051,875
   108,500   USF&G Corp................      2,264,938
                                         -------------
                                            15,465,376
                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
             PUBLISHING (0.5%)
    84,501   Dun & Bradstreet Corp.....  $   2,006,890
    45,000   McGraw-Hill, Inc..........      2,075,625
    40,000   Meredith Corp.............      2,110,000
                                         -------------
                                             6,192,515
                                         -------------
             PUBLISHING - NEWSPAPER (1.1%)
    62,000   Dow Jones & Co., Inc......      2,100,250
    28,000   Gannett Co., Inc..........      2,096,500
    54,000   Knight-Ridder Newspapers,
               Inc.....................      2,065,500
    56,000   New York Times Co. (Class
               A)......................      2,128,000
    44,500   Times Mirror Co. (Class
               A)......................      2,213,875
    26,000   Tribune Co................      2,050,750
                                         -------------
                                            12,654,875
                                         -------------
             RAILROADS (1.0%)
    24,000   Burlington Northern Santa
               Fe Corp.................      2,073,000
    26,000   Conrail, Inc..............      2,590,250
    49,000   CSX Corp..................      2,070,250
    23,500   Norfolk Southern Corp.....      2,056,250
    34,000   Union Pacific Corp........      2,044,250
                                         -------------
                                            10,834,000
                                         -------------
             RESTAURANTS (1.0%)
   232,000   Darden Restaurants,
               Inc.....................      2,030,000
    86,000   Luby's Cafeterias, Inc....      1,709,250
    46,000   McDonald's Corp...........      2,081,500
   245,000   Ryan's Family Steak
               Houses, Inc.*...........      1,684,375
   202,000   Shoney's Inc.*............      1,414,000
   107,000   Wendy's International,
               Inc.....................      2,193,500
                                         -------------
                                            11,112,625
                                         -------------
             RETAIL - DEPARTMENT STORES (1.3%)
    69,500   Dillard Department Stores,
               Inc. (Class A)..........      2,145,813
    64,000   Federated Department
               Stores, Inc.*...........      2,184,000
    45,000   Harcourt General, Inc.....      2,075,625
    45,000   May Department Stores
               Co......................      2,103,750
    43,000   Mercantile Stores Co.,
               Inc.....................      2,123,125
    58,000   Nordstrom, Inc............      2,051,750
    43,000   Penney (J.C.) Co., Inc....      2,096,250
                                         -------------
                                            14,780,313
                                         -------------
             RETAIL - DRUG STORES (0.6%)
    45,000   Longs Drug Stores Corp....      2,210,625
    59,500   Rite Aid Corp.............      2,365,125
    52,500   Walgreen Co...............      2,100,000
                                         -------------
                                             6,675,750
                                         -------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
             RETAIL - FOOD CHAINS (1.2%)
    61,000   Albertson's, Inc..........  $   2,173,125
    53,000   American Stores Co........      2,166,375
    63,000   Giant Food, Inc. (Class
               A)......................      2,173,500
    72,000   Great Atlantic & Pacific
               Tea Co., Inc............      2,295,000
    49,000   Kroger Co.*...............      2,278,500
    67,500   Winn-Dixie Stores, Inc....      2,134,688
                                         -------------
                                            13,221,188
                                         -------------
             RETAIL - GENERAL MERCHANDISE (0.8%)
    60,000   Dayton-Hudson Corp........      2,355,000
   195,000   Kmart Corp.*..............      2,023,125
    48,500   Sears, Roebuck & Co.......      2,237,063
    90,000   Wal-Mart Stores, Inc.
               (Class A)...............      2,058,750
                                         -------------
                                             8,673,938
                                         -------------
             RETAIL - SPECIALTY (1.7%)
    72,000   Circuit City Stores,
               Inc.....................      2,169,000
    50,000   CVS Corp.*................      2,068,750
    42,000   Home Depot, Inc...........      2,105,250
    57,000   Lowe's Companies, Inc.....      2,023,500
    69,000   Pep Boys-Manny Moe &
               Jack....................      2,121,750
    93,000   Price/Costco, Inc.*.......      2,336,625
    47,000   Tandy Corp................      2,068,000
    73,000   Toys 'R' Us, Inc.*........      2,190,000
    93,000   Woolworth Corp.*..........      2,034,375
                                         -------------
                                            19,117,250
                                         -------------
             RETAIL - SPECIALTY APPAREL (0.7%)
   307,500   Charming Shoppes, Inc.*...      1,537,500
    69,000   Gap, Inc..................      2,078,625
   115,000   Limited (The), Inc........      2,113,125
    50,000   TJX Companies, Inc........      2,368,750
                                         -------------
                                             8,098,000
                                         -------------
             SAVINGS & LOAN COMPANIES (0.6%)
    70,000   Ahmanson (H.F.) & Co......      2,275,000
    35,000   Golden West Financial
               Corp....................      2,209,375
    76,000   Great Western Financial
               Corp....................      2,204,000
                                         -------------
                                             6,688,375
                                         -------------
             SHOES (0.6%)
    37,000   Nike, Inc. (Class B)......      2,210,750
    54,500   Reebok International Ltd.
               (United Kingdom)........      2,289,000
   227,000   Stride Rite Corp..........      2,270,000
                                         -------------
                                             6,769,750
                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
             SPECIALIZED SERVICES (1.2%)
    70,500   Block (H.&R.), Inc........  $   2,044,500
    90,000   CUC International,
               Inc.*...................      2,137,500
    62,000   Ecolab, Inc...............      2,332,750
    45,000   Interpublic Group of
               Companies, Inc..........      2,137,500
   130,000   Safety-Kleen Corp.........      2,128,750
    75,000   Service Corp.
               International...........      2,100,000
                                         -------------
                                            12,881,000
                                         -------------
             SPECIALTY PRINTING (0.6%)
    68,000   Deluxe Corp...............      2,227,000
    66,000   Donnelley (R.R.) & Sons
               Co......................      2,070,750
    73,000   Harland (John H.) Co......      2,409,000
                                         -------------
                                             6,706,750
                                         -------------
             STEEL (1.1%)
   448,000   Armco, Inc.*..............      1,848,000
   236,000   Bethlehem Steel Corp.*....      2,124,000
   115,000   Inland Steel Industries,
               Inc.....................      2,300,000
    42,000   Nucor Corp................      2,142,000
    68,000   USX-U.S. Steel Group......      2,133,500
   110,000   Worthington Industries,
               Inc.....................      1,993,750
                                         -------------
                                            12,541,250
                                         -------------
             STEEL & IRON (0.2%)
    93,000   Allegheny Teledyne Inc....      2,139,000
                                         -------------
             TELECOMMUNICATIONS (0.4%)
    87,000   Airtouch Communications,
               Inc.*...................      2,196,750
    46,000   Lucent Technologies,
               Inc.....................      2,127,500
                                         -------------
                                             4,324,250
                                         -------------
             TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
    54,000   AT&T Corp.................      2,349,000
    71,000   MCI Communications Corp...      2,316,375
    56,000   Sprint Corp...............      2,233,000
    90,000   WorldCom, Inc.*...........      2,340,000
                                         -------------
                                             9,238,375
                                         -------------
             TEXTILES (1.0%)
    62,000   Fruit of the Loom, Inc.
               (Class A)*..............      2,348,250
    53,500   Liz Claiborne, Inc........      2,066,438
    73,000   Russell Corp..............      2,171,750
    48,000   Springs Industries, Inc.
               (Class A)...............      2,064,000
    32,500   VF Corp...................      2,193,750
                                         -------------
                                            10,844,188
                                         -------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
             TOBACCO (0.6%)
    44,500   American Brands, Inc......  $   2,208,313
    20,500   Philip Morris Companies,
               Inc.....................      2,308,813
    67,000   UST, Inc..................      2,169,125
                                         -------------
                                             6,686,251
                                         -------------
             TOYS (0.4%)
    53,500   Hasbro Inc................      2,079,813
    77,000   Mattel, Inc...............      2,136,750
                                         -------------
                                             4,216,563
                                         -------------
             TRANSPORTATION - MISCELLANEOUS (0.4%)
    49,000   Federal Express Corp.*....      2,180,500
    75,000   Ryder System, Inc.........      2,109,375
                                         -------------
                                             4,289,875
                                         -------------
             TRUCKERS (0.2%)
   112,100   Caliber System, Inc.......      2,157,925
                                         -------------
             UTILITIES - ELECTRIC (5.0%)
    53,000   American Electric Power
               Co., Inc................      2,179,625
    75,500   Baltimore Gas & Electric
               Co......................      2,019,625
    57,500   Carolina Power & Light
               Co......................      2,098,750
    84,000   Central & South West
               Corp....................      2,152,500
    62,200   CINergy Corp..............      2,075,925
    71,500   Consolidated Edison Co. of
               New York, Inc...........      2,091,375
    57,000   Dominion Resources,
               Inc.....................      2,194,500
    71,500   DTE Energy Co.............      2,314,813
    45,000   Duke Power Co.............      2,081,250
   110,000   Edison International......      2,186,250
    74,000   Entergy Corp..............      2,053,500
    49,000   FPL Group, Inc............      2,254,000
    65,000   General Public Utilities
               Corp....................      2,185,625
    96,000   Houston Industries,
               Inc.....................      2,172,000
   243,000   Niagara Mohawk Power
               Corp.*..................      2,399,625
    46,000   Northern States Power
               Co......................      2,110,250
   100,500   Ohio Edison Co............      2,286,375
   102,000   Pacific Gas & Electric
               Co......................      2,142,000
   104,000   PacifiCorp................      2,132,000
    84,000   PECO Energy Co............      2,121,000
    93,000   PP&L Resources, Inc.......      2,139,000
    75,500   Public Service Enterprise
               Group, Inc..............      2,057,375
    97,000   Southern Co...............      2,194,625
    52,000   Texas Utilities Co........      2,119,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    82,500   Unicom Corp...............  $   2,237,813
    55,000   Union Electric Co.........      2,117,500
                                         -------------
                                            56,116,301
                                         -------------
             UTILITIES - NATURAL GAS (2.7%)
    46,000   Coastal Corp..............      2,248,250
    36,000   Columbia Gas System,
               Inc.....................      2,290,500
    37,000   Consolidated Natural Gas
               Co......................      2,044,250
    57,000   Eastern Enterprises.......      2,016,375
    47,000   Enron Corp................      2,026,875
    91,000   ENSERCH Corp..............      2,093,000
    62,500   NICOR, Inc................      2,234,375
   151,500   NorAm Energy Corp.........      2,329,313
    78,000   ONEOK, Inc................      2,340,000
    69,000   Pacific Enterprises.......      2,095,875
    52,500   PanEnergy Corp............      2,362,500
    60,500   Peoples Energy Corp.......      2,049,438
    44,000   Sonat, Inc................      2,266,000
    55,500   Williams Cos., Inc........      2,081,250
                                         -------------
                                            30,478,001
                                         -------------
             UTILITIES - TELEPHONE (1.8%)
    67,000   Alltel Corp...............      2,102,125
    36,500   Ameritech Corp............      2,212,813
    33,500   Bell Atlantic Corp........      2,169,125
    53,500   BellSouth Corp............      2,160,063
    49,500   GTE Corp..................      2,252,250
    47,000   NYNEX Corp................      2,261,875
    59,000   Pacific Telesis Group.....      2,168,250
    43,000   SBC Communications,
               Inc.....................      2,225,250
    67,500   U.S. West Communications
               Group...................      2,176,875
                                         -------------
                                            19,728,626
                                         -------------
             TOTAL COMMON STOCKS
             (IDENTIFIED COST
             $753,607,763).............  1,081,449,271
                                         -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                             VALUE
------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (2.5%)
             U.S. GOVERNMENT AGENCY (a) (2.4%)
 $  26,500   Federal Home Loan Bank 6.50% due
               01/02/97 (Amortized Cost
               $26,495,215)....................  $      26,495,215
                                                 -----------------
             REPURCHASE AGREEMENT (0.1%)
       942   The Bank of New York 5.375% due
               01/02/97 (dated 12/31/96;
               proceeds $942,619;
               collateralized by $323,550 U.S.
               Treasury Note 8.125% due
               05/15/21 valued at $379,416,
               $405,000 U.S. Treasury Note
               8.625% due 08/15/97 valued at
               $425,693 and $141,987 U.S.
               Treasury Note 8.50% due 2/15/00
               valued at $156,075)
             (Identified Cost $942,337)........            942,337
                                                 -----------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $27,437,552).....         27,437,552
                                                 -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$781,045,315) (B)..........       99.9%  1,108,886,823

OTHER ASSETS IN EXCESS OF
LIABILITIES................        0.1       1,494,260
                                 -----   -------------

NET ASSETS.................      100.0%  $1,110,381,083
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $343,444,091 and the aggregate gross unrealized depreciation is $15,602,583, resulting in net unrealized appreciation of $327,841,508.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $781,045,315)............................  $1,108,886,823
Receivable for:
    Investments sold........................................      16,110,388
    Shares of beneficial interest sold......................       3,298,923
    Dividends...............................................       1,694,257
    Dividends from affiliate................................           8,250
    Foreign withholding taxes reclaimed.....................           1,779
Prepaid expenses and other assets...........................          76,502
                                                              --------------
     TOTAL ASSETS...........................................   1,130,076,922
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................      15,689,881
    Shares of beneficial interest repurchased...............       2,070,857
    Plan of distribution fee................................         805,566
    Investment management fee...............................         458,195
    Distributions to shareholders...........................         399,660
Accrued expenses and other payables.........................         271,680
                                                              --------------
     TOTAL LIABILITIES......................................      19,695,839
                                                              --------------
NET ASSETS:
Paid-in-capital.............................................     776,138,283
Net unrealized appreciation.................................     327,841,508
Dividends in excess of net investment income................         (83,837)
Accumulated undistributed net realized gain.................       6,485,129
                                                              --------------
     NET ASSETS.............................................  $1,110,381,083
                                                              --------------
                                                              --------------
NET ASSET VALUE PER SHARE,
  38,946,741 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                      $28.51
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $28,665 foreign withholding tax)..........  $10,299,923
Dividends from affiliates...................................       15,840
Interest....................................................      788,033
                                                              -----------
     TOTAL INCOME...........................................   11,103,796
                                                              -----------
EXPENSES
Plan of distribution fee....................................    4,402,921
Investment management fee...................................    2,428,030
Transfer agent fees and expenses............................      438,840
S&P license fee.............................................       76,897
Registration fees...........................................       61,399
Shareholder reports and notices.............................       48,443
Custodian fees..............................................       30,360
Professional fees...........................................       29,072
Trustees' fees and expenses.................................        8,418
Other.......................................................        6,952
                                                              -----------
     TOTAL EXPENSES.........................................    7,531,332
                                                              -----------
     NET INVESTMENT INCOME..................................    3,572,464
                                                              -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   10,388,136
Net change in unrealized appreciation.......................   65,605,119
                                                              -----------
     NET GAIN...............................................   75,993,255
                                                              -----------
NET INCREASE................................................  $79,565,719
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              DECEMBER 31, 1996     JUNE 30,
                                                                 (UNAUDITED)          1996
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................................   $      3,572,464   $  6,575,695
Net realized gain...........................................         10,388,136     22,043,253
Net change in unrealized appreciation.......................         65,605,119    110,384,142
                                                              -----------------   ------------
     NET INCREASE...........................................         79,565,719    139,003,090
                                                              -----------------   ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................         (6,849,389)    (8,195,588)
Net realized gain...........................................        (20,247,286)    (3,791,857)
                                                              -----------------   ------------
     TOTAL..................................................        (27,096,675)   (11,987,445)
                                                              -----------------   ------------
Net increase from transactions in shares of beneficial
  interest..................................................         96,317,643    192,491,722
                                                              -----------------   ------------
     NET INCREASE...........................................        148,786,687    319,507,367
NET ASSETS:
Beginning of period.........................................        961,594,396    642,087,029
                                                              -----------------   ------------
     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME
    OF $83,837 AND UNDISTRIBUTED NET INVESTMENT INCOME OF
    $3,193,088, RESPECTIVELY)...............................   $  1,110,381,083   $961,594,396
                                                              -----------------   ------------
                                                              -----------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a market-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.425% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $56,553,444 at December 31, 1996.

The Distributor has informed the Fund that for the six months ended December 31, 1996, it received approximately $521,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 1996 aggregated $120,959,891 and $47,795,500, respectively. Included in the aforementioned are sales of U.S. Government securities of $172,067. Also included in the aforementioned are purchases and sales of common stock of Dean Witter, Discover & Co., an affiliate of the Investment Manager, of $211,370 and $169,294, respectively, as well as a realized gain of $37,094.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $66,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At December 31, 1996, the Fund had an accrued pension liability of $78,663 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                        DECEMBER 31, 1996                FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                        JUNE 30, 1996
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    5,619,612   $  154,974,158    12,467,241   $314,913,953
Reinvestment of dividends and distributions......................      865,747       24,803,673       435,932     10,776,245
                                                                   -----------   --------------   -----------   ------------
                                                                     6,485,359      179,777,831    12,903,173    325,690,198
Repurchased......................................................   (3,035,757)     (83,460,188)   (5,249,483)  (133,198,476)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    3,449,602   $   96,317,643     7,653,690   $192,491,722
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

As of June 30, 1996, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE YEAR
                                                                                           FOR THE SIX          ENDED JUNE 30
                                                                                          MONTHS ENDED          -------------
                                                                                        DECEMBER 31, 1996           1996
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           (UNAUDITED)

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.............................................            $    27.09           $    23.06
                                                                                                 ------               ------

Net investment income............................................................                  0.09                 0.18
Net realized and unrealized gain.................................................                  2.04                 4.23
                                                                                                 ------               ------

Total from investment operations.................................................                  2.13                 4.41
                                                                                                 ------               ------

Less dividends and distributions from:
   Net investment income.........................................................                 (0.18)               (0.26)
   Net realized gain.............................................................                 (0.53)               (0.12)
                                                                                                 ------               ------

Total dividends and distributions................................................                 (0.71)               (0.38)
                                                                                                 ------               ------

Net asset value, end of period...................................................            $    28.51           $    27.09
                                                                                                 ------               ------
                                                                                                 ------               ------

TOTAL INVESTMENT RETURN+.........................................................                  7.87%(1)            19.27%

RATIOS TO AVERAGE NET ASSETS
Expenses.........................................................................                     1.47     (2)         1.51%

Net investment income............................................................                     0.70     (2)         0.81%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................................               $1,110,381           $961,594

Portfolio turnover rate..........................................................                        5     (1)           10%

Average commission rate paid.....................................................                  $0.0308           $0.0302


                                                                                       1995           1994           1993
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................................    $    19.23     $    19.17     $    16.29
                                                                                         ------         ------         ------
Net investment income............................................................          0.19           0.14           0.14
Net realized and unrealized gain.................................................          3.88           0.30           2.86
                                                                                         ------         ------         ------
Total from investment operations.................................................          4.07           0.44           3.00
                                                                                         ------         ------         ------
Less dividends and distributions from:
   Net investment income.........................................................         (0.09)         (0.09)         (0.12)
   Net realized gain.............................................................         (0.15)         (0.29)       --
                                                                                         ------         ------         ------
Total dividends and distributions................................................         (0.24)         (0.38)         (0.12)
                                                                                         ------         ------         ------
Net asset value, end of period...................................................    $    23.06     $    19.23     $    19.17
                                                                                         ------         ------         ------
                                                                                         ------         ------         ------
TOTAL INVESTMENT RETURN+.........................................................         21.41 %         2.26 %        18.50%
RATIOS TO AVERAGE NET ASSETS
Expenses.........................................................................          1.64 %         1.68 %         1.71  %
Net investment income............................................................          1.01 %         0.86 %         0.86  %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................................       $642,087       $455,710       $310,726
Portfolio turnover rate..........................................................            11 %           19 %            6  %
Average commission rate paid.....................................................       --             --             --


                                                                                       1992
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................................    $    14.73
                                                                                         ------
Net investment income............................................................          0.17
Net realized and unrealized gain.................................................          1.57
                                                                                         ------
Total from investment operations.................................................          1.74
                                                                                         ------
Less dividends and distributions from:
   Net investment income.........................................................         (0.18)
   Net realized gain.............................................................       --
                                                                                         ------
Total dividends and distributions................................................         (0.18)
                                                                                         ------
Net asset value, end of period...................................................    $    16.29
                                                                                         ------
                                                                                         ------
TOTAL INVESTMENT RETURN+.........................................................         11.83 %
RATIOS TO AVERAGE NET ASSETS
Expenses.........................................................................          1.80 %
Net investment income............................................................          1.10 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................................       $192,832
Portfolio turnover rate..........................................................             9 %
Average commission rate paid.....................................................       --

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Kenton J. Hinchliffe
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER VALUE-ADDED MARKET SERIES EQUITY PORTFOLIO

[GRAPHIC]

SEMIANNUAL REPORT
DECEMBER 31, 1996